PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
PRC CONTRIBUTION PLAN
16.	PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits for the years ended December 31, 2013, 2014 and 2015 were $1,665,975, $1,510,645 and $1,982,144, respectively, of which $1,013,181, $918,715 and $1,214,841 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.